Hedging derivatives - Reconciliation of valuation adjustments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Hedging derivatives
Balance at January 1	$ (276)
Valuation adjustments, cash flow hedge	(376)	$ 29	$ (882)
Amounts reclassified to the consolidated income statement, Cash flow hedge	(43)	(9)	(40)
Income tax, Cash flow hedge	126	(6)	276
Balance at December 31	(569)	(276)
Cash flow hedges
Hedging derivatives
Balance at January 1	(276)	(290)	356
Valuation adjustments, cash flow hedge	(376)	29	(882)
Amounts reclassified to the consolidated income statement, Cash flow hedge	(43)	(9)	(40)
Income from cash flow hedging derivatives swaps and discontinued cash flow hedge accounting	(43)	(11)	(42)
Cash flow hedges ineffectiveness		2	2
Income tax, Cash flow hedge	126	(6)	276
Balance at December 31	(569)	$ (276)	$ (290)
Cash flows to be received	1,702
Cash flows to be paid	(2,515)
Cash flow hedges | Less than 3 Months
Hedging derivatives
Cash flows to be received	264
Cash flows to be paid	(670)
Cash flow hedges | 3 to 12 months
Hedging derivatives
Cash flows to be received	698
Cash flows to be paid	(884)
Cash flow hedges | Between one and five years
Hedging derivatives
Cash flows to be received	739
Cash flows to be paid	(959)
Cash flow hedges | More than five years
Hedging derivatives
Cash flows to be received	1
Cash flows to be paid	$ (2)